Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0001588474
Registrant Name	INFINITY CORE ALTERNATIVE FUND
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES